RISK MANAGEMENT - Past due loan ratio (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Financial assets	$ 29,289,301	$ 29,553,003
Loans and Advances
RISK MANAGEMENT
Financial assets	220,323,483	191,409,730
Loans and Advances | Past-due
RISK MANAGEMENT
Financial assets	10,020,030	10,467,001
Commercial and financial leases
RISK MANAGEMENT
Financial assets	140,031,471	123,162,604
Commercial and financial leases | Past-due
RISK MANAGEMENT
Financial assets	5,282,456	6,036,849
Consumer loans
RISK MANAGEMENT
Financial assets	48,363,040	41,055,939
Consumer loans | Past-due
RISK MANAGEMENT
Financial assets	2,721,730	2,774,345
Mortgages
RISK MANAGEMENT
Financial assets	30,646,787	25,959,112
Mortgages | Past-due
RISK MANAGEMENT
Financial assets	1,851,082	1,482,245
Small Business Loans
RISK MANAGEMENT
Financial assets	1,282,185	1,232,075
Small Business Loans | Past-due
RISK MANAGEMENT
Financial assets	164,762	173,562
COVID19 Financial Reliefs | Loans and Advances | Past-due
RISK MANAGEMENT
Financial assets	$ 2,458,618	$ 2,995,770
Percentage of Past-due with not current reliefs	25.00%	29.00%
COVID19 Financial Reliefs | Commercial and financial leases | Past-due
RISK MANAGEMENT
Financial assets	$ 620,309	$ 686,532
Percentage of Past-due with not current reliefs	12.00%	11.00%
COVID19 Financial Reliefs | Consumer loans | Past-due
RISK MANAGEMENT
Financial assets	$ 1,272,036	$ 1,886,479
Percentage of Past-due with not current reliefs	47.00%	68.00%
COVID19 Financial Reliefs | Mortgages | Past-due
RISK MANAGEMENT
Financial assets	$ 516,122	$ 362,339
Percentage of Past-due with not current reliefs	28.00%	24.00%
COVID19 Financial Reliefs | Small Business Loans | Past-due
RISK MANAGEMENT
Financial assets	$ 50,151	$ 60,420
Percentage of Past-due with not current reliefs	30.00%	35.00%